LEASES (Schedule of Composition of Lease Liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Composition of lease liabilities:
Current lease liabilities	$ 191	$ 202
Non-current lease liabilities	1,661	1,762
Total lease liabilities	1,852	1,964	$ 1,878
Property [member]
Composition of lease liabilities:
Current lease liabilities	81	53
Non-current lease liabilities	1,658	1,611
Total lease liabilities	1,733	1,664	1,552
Motor vehicles [member]
Composition of lease liabilities:
Current lease liabilities	110	149
Non-current lease liabilities	3	151
Total lease liabilities	$ 119	$ 300	$ 326